Geographic and Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Geographic Information

Geographic information for the years ended December 31, 2025 and 2024 is as follows (in thousands):

	Year Ended December 31,
	2025	2024
Revenue
United Kingdom	$—	$43
Malaysia	747	—
Total Revenue	$747	$43

Net (loss) / gain
United States	$(1,857)	$(37)
Malaysia	119	—
United Kingdom	(1,260)	(11,175)
Total Net Loss	$(2,998)	$(11,212)

	December 31,
	2025	2024
Total Assets
United States	$2,031	$3,285
Malaysia	6,154	—
United Kingdom	—	809
Total Assets	$8,185	$4,094
Long Lived Assets, net
United States	$(0)	$1
Malaysia	137
United Kingdom	—	2
Total Long Lived Assets, net	$137	$3

Schedule of Summary of Consolidated Net Loss

A summary of our consolidated net loss for the years ended December 31, 2025 and 2024 is as follows, including the significant expenses provided to and regularly reviewed by our CEO:

	December 31,
	2025	2024
Revenues	$747	$43

Operating expenses:
Cost of sales	609	—
Research and development	848	6,655
General and administrative	7,717	5,392
Total operating expenses	9,174	12,047

Operating loss	(8,427)	(12,004)

Total other income (expense), net	5,436	10
Loss before taxes	(2,991)	(11,994)

Income tax benefit / (charge)	(7)	782

Net loss	$(2,998)	$(11,212)